SHARE CAPITAL	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL
As of June 30, 2024 and December 31, 2023, the share capital of the Company comprises the following:

AS OF US$ MILLIONS, EXCEPT SHARE AMOUNTS	June 30, 2024					December 31, 2023
	Par Value		Authorized to Issue	Issued and Outstanding	Carrying Amount	Par Value		Authorized to Issue	Issued and Outstanding	Carrying Amount
Class A Senior Preferred Shares		$25.00	100,000,000	—	$—		$25.00	100,000,000	—	$—
Class B Senior Preferred Shares	C$	25.00	100,000,000	—	—	C$	25.00	100,000,000	—	—
Class A Junior Preferred Shares	25.00		1,000,000,000	100,460,280	2,751	25.00		1,000,000,000	100,460,280	2,694
Class B Junior Preferred Shares	C$	25.00	1,000,000,000	—	—	C$	25.00	1,000,000,000	—	—
Exchangeable Class A Shares	33.26		1,000,000,000	16,879,755	666	33.42		1,000,000,000	15,311,749	615
Exchangeable Class A-1 Shares	33.26		500,000,000	26,505,771	904	33.42		500,000,000	28,073,777	961
Class B Shares	33.26		500,000	24,000	1	33.42		500,000	24,000	1
Class C Shares	1.00		1,000,000,000	128,643,406	4,726	1.00		1,000,000,000	102,056,784	3,607

For the six months ended June 30, 2024, the following events impacted the Company’s share capital position:
•On May 9, 2024, the Company issued 26,586,622 Class C shares to Brookfield, valued at $1.1 billion in exchange for the purchase of BAM Shares from Brookfield which were used as consideration for the acquisition of AEL.
For the six months ended June 30, 2023, the following events impacted the Company’s share capital position:
•Through the month of March 2023, the Company issued 1,165,000 Class A exchangeable shares in exchange for 1,165,000 Class A shares of Brookfield, valued at $38 million.
•On March 3, 2023, the Company converted 309,037 Class A exchangeable shares for $10 million into 380,268 Class C shares.
In addition, subsequent to the Company’s issuance of Class A-1 exchangeable shares in November 2023, certain of its shareholders have converted them into Class A exchangeable shares. Each Class A-1 exchangeable share is convertible on a one-for-one basis for a Class A exchangeable share and exchangeable on a one-for-one basis for a Brookfield Class A share. During the first and second quarters of 2024, 1,523,169 and 44,837 Class A-1 exchangeable shares were converted into Class A exchangeable shares.
As of June 30, 2024 and December 31, 2023, there were $238 million and $182 million of accrued dividends on Class A junior preferred shares, respectively. The redemption value is equal to the carrying value as of June 30, 2024 and December 31, 2023.
The movement of shares issued and outstanding is as follows:

	2024					2023
AS OF AND FOR THE THREE MONTHS ENDED JUN. 30	Class A Redeemable Junior Preferred Shares	Class A Exchangeable Shares	Class A-1 Exchangeable Shares	Class B Shares	Class C Shares	Class A Redeemable Junior Preferred Shares	Class A Exchangeable Shares	Class A-1 Exchangeable Shares	Class B Shares	Class C Shares
Beginning, Jan. 1	100,460,280	15,311,749	28,073,777	24,000	102,056,784	100,460,280	9,594,989	—	24,000	40,934,623
Issuances	—	—	—	—	—	—	1,165,000	—	—	—
Conversions	—	1,523,169	(1,523,169)	—	—	—	(309,037)	—	—	380,268
Ending, Mar. 31	100,460,280	16,834,918	26,550,608	24,000	102,056,784	100,460,280	10,450,952	—	24,000	41,314,891
Issuances	—	—	—	—	26,586,622	—	—	—	—	—
Conversions	—	44,837	(44,837)	—	—	—	—	—	—	—
Ending, Jun. 30	100,460,280	16,879,755	26,505,771	24,000	128,643,406	100,460,280	10,450,952	—	24,000	41,314,891

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